Condensed Consolidating Financial Information of Guarantor Subsidiaries Condensed Consolidating Statement of Comprehensive Income (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Condensed Consolidating Statements of Comprehensive Income [Abstract]
Condensed Consolidating Statement of Comprehensive Income [Table Text Block]

	Successor - Three Months Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net income	$86	$234	$350	$(565)	$105
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	1	—	12	(10)	3
Benefit plans	50	44	41	(84)	51
Unrealized hedging (losses) gains and other	(1)	—	—	—	(1)
Other comprehensive income (loss), net of tax	50	44	53	(94)	53
Comprehensive income	136	278	403	(659)	158
Comprehensive income attributable to non-controlling interests	—	—	22	—	22
Comprehensive income (loss) attributable to Visteon Corporation	$136	$278	$381	$(659)	$136

	Predecessor - Nine Months Ended October 1, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net income (loss)	$940	$(7,621)	$1,775	$5,902	$996
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	14	(248)	7	247	20
Benefit plans	(232)	(138)	(8)	146	(232)
Unrealized hedging gains and other	2	—	5	(2)	5
Other comprehensive (loss) income, net of tax	(216)	(386)	4	391	(207)
Comprehensive income (loss)	724	(8,007)	1,779	6,293	789
Comprehensive income attributable to non-controlling interests	—	—	65	—	65
Comprehensive income (loss) attributable to Visteon Corporation	$724	$(8,007)	$1,714	$6,293	$724

VISTEON CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Successor - Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net income	$80	$477	$259	$(662)	$154
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(42)	(47)	(67)	103	(53)
Benefit plans	(26)	(3)	(5)	8	(26)
Unrealized hedging (losses) gains and other	(7)	(8)	(10)	16	(9)
Other comprehensive (loss) income, net of tax	(75)	(58)	(82)	127	(88)
Comprehensive income	5	419	177	(535)	66
Comprehensive income attributable to non-controlling interests	—	—	61	—	61
Comprehensive income (loss) attributable to Visteon Corporation	$5	$419	$116	$(535)	$5

	Predecessor - Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net income	$128	$841	$137	$(922)	$184
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(119)	(116)	(106)	233	(108)
Benefit plans	92	196	100	(296)	92
Unrealized hedging gains and other	12	7	—	(9)	10
Other comprehensive (loss) income, net of tax	(15)	87	(6)	(72)	(6)
Comprehensive income	113	928	131	(994)	178
Comprehensive income attributable to non-controlling interests	—	—	65	—	65
Comprehensive income attributable to Visteon Corporation	$113	$928	$66	$(994)	$113